CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Attributable to owners of the Company - Total	Stated capital	Accumulated losses	Other reserves	Non-controlling interests	Total
Beginning balance, Equity at Dec. 31, 2022	[1]	$ 1,114.4	$ 5,312.0	$ (3,336.3)	$ (861.3)	$ 227.2	$ 1,341.6
Shares repurchased and canceled through buyback program		(10.0)	(10.0)				(10.0)
Non-controlling interests arising on business combination						1.9	1.9
Exercise of share options		(0.1)	92.8		(92.9)		(0.1)
Share-based payment expense		13.2			13.2		13.2
Other reclassifications related to share-based payment		(0.5)		0.9	(1.4)		(0.5)
Total transactions with owners		2.6	82.8	0.9	(81.1)	1.9	4.5
Profit/(loss) for the year		(1,976.6)		(1,976.6)		(11.6)	(1,988.2)	[2]
Other comprehensive income/(loss)		950.8			950.8	20.0	970.8	[2]
Total comprehensive (loss)/income		(1,025.8)		(1,976.6)	950.8	8.4	(1,017.4)	[2]
Ending balance, Equity at Dec. 31, 2023	[1]	91.2	5,394.8	(5,312.0)	8.4	237.5	328.7
Non-controlling interests derecognized on disposal							(23.1)
Non-controlling interests arising on business combination						(23.2)	(23.2)
Exercise of share options			8.3		(8.3)
Share-based payment expense		27.8			27.8		27.8
Total transactions with owners		27.8	8.3		19.5	(23.2)	4.6
Profit/(loss) for the year		(1,632.0)		(1,632.0)		(12.2)	(1,644.2)	[2]
Other comprehensive income/(loss)		1,039.8			1,039.8	(43.3)	996.5	[2]
Total comprehensive (loss)/income		(592.2)		(1,632.0)	1,039.8	(55.5)	(647.7)	[2]
Ending balance, Equity at Dec. 31, 2024	[1]	(473.2)	5,403.1	(6,944.0)	1,067.7	158.8	(314.4)	[3]
Exercise of share options			16.6		(16.6)
Share-based payment expense		29.1			29.1		29.1
Total transactions with owners		29.1	16.6		12.5		29.1
Profit/(loss) for the year		143.6		143.6		(16.8)	126.8
Other comprehensive income/(loss)		49.2			49.2	19.5	68.7
Total comprehensive (loss)/income		192.8		143.6	49.2	2.7	195.5
Ending balance, Equity at Dec. 31, 2025		$ (251.3)	$ 5,419.7	$ (6,800.4)	$ 1,129.4	$ 161.5	$ (89.8)

[1]	Revised for a correction to Property, plant and equipment (see note 34)
[2]	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information
[3]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)